              As filed with the Securities and Exchange Commission
                                on March 8, 2002
                      Registration No. 333-89661; 811-09645

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                   FORM N-1A*

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]

                         Post-Effective Amendment No. 19                  [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]

                                Amendment No. 20                          [X]

                        (Check appropriate box or boxes)

                             -----------------------

                               NATIONS FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                         With copies to:
      Robert M. Kurucza, Esq.                      Carl Frischling, Esq.
      Marco E. Adelfio, Esq.                       Kramer, Levin, Naftalis
      Morrison & Foerster LLP                          & Frankel
      2000 Pennsylvania Ave., N.W.                 919 3rd Avenue
      Suite 5500                                   New York, New York 10022
      Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

    [ ]   Immediately upon filing pursuant     [ ]  on January 1, 2002  pursuant
          to Rule 485(b), or                        to Rule 485(b), or

    [ ]   60 days after filing pursuant        [X]  on May 10, 2002 pursuant
          to Rule 485(a), or                        to Rule 485(a).

    [ ]   75 days after filing pursuant to     [ ]  on (date) pursuant to
          paragraph (a)(2)*                         paragraph(a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

     The Registrant is filing this Post-Effective Amendment No. 19 to the Registration Statement of Nations Funds Trust (the "Trust") in order to change the name of Nations Marsico Growth & Income Fund and to make certain changes to its principal investment strategies and certain stated risks. The Statement of Additional Information is hereby incorporated by reference to Post-Effective Amendment No. 11 filed on July 31, 2002, as supplemented.

                               NATIONS FUNDS TRUST
                              CROSS REFERENCE SHEET

Part A
Item No.                                                        Prospectus
--------                                                        ----------
1.    Front and Back Cover Pages ..........................     Front and Back Cover Pages

2.    Risk/Return Summary: Investments, Risks
      and Performance......................................     About this Prospectus

3.    Risk/Return Summary: Fee Tables......................     About the Funds; Financial Highlights

4.    Investment Objectives, Principal
      Investment Strategies, and Related Risks.............     About the Funds; Other Important
                                                                Information

5.    Management's Discussion of Fund
      Performance..........................................     About the Funds

6.    Management, Organization, and
      Capital Structure....................................     What's Inside; About the Funds;
                                                                How the Funds Are Managed;
                                                                About your Investment

7.    Shareholder Information..............................     About the Funds; About your
                                                                Investment

8.    Distribution Arrangements............................     Information for Investors

9.    Financial Highlights Information.....................     Financial Highlights; About the Funds

Part B
Item No.
--------

10.   Cover Page and Table of Contents.....................     Cover Page and Table of Contents

11.   Fund History.........................................     Introduction

12.   Description of the Fund and Its
      Investments and Risks................................     Additional Information on Portfolio
                                                                Investments

13.   Management of the Funds..............................     Trustees And Officers; Investment
                                                                Advisory, Administration, Custody Transfer
                                                                Agency, Shareholder Servicing and
                                                                Distribution Agreements
14.   Control Persons and Principal
      Holders of Securities................................     Not Applicable

15.   Investment Advisory and Other Services...............     Investment Advisory,
                                                                Administration, Custody, Transfer Agency,
                                                                Shareholder Servicing And Distribution
                                                                Agreements

16.   Brokerage Allocation and Other Practices.............     Portfolio Transactions and
                                                                Brokerage--General Brokerage Policy

17.   Capital Stock and Other
      Securities...........................................     Description Of Shares;
                                                                Investment Advisory, Administration,
                                                                Custody, Transfer Custody, Transfer
                                                                Agency, Shareholder Servicing And
                                                                Distribution Agreements

18.   Purchase, Redemption and Pricing
      of Shares............................................     Net Asset Value -- Purchases
                                                                And Redemptions; Distributor

19.   Taxation of the Fund.................................     Additional Information Concerning
                                                                Taxes

20.   Underwriters.........................................     Investment Advisory,
                                                                Administration Custody, Transfer Agency
                                                                Shareholder Servicing And Distribution
                                                                Agreements; Distributor

21.   Calculation of Performance Data......................     Additional Information on
                                                                Performance

22.   Financial Statements.................................     Independent Accountant and
                                                                Reports

Part C
Item No.                                                        Other Information
--------                                                        -----------------
                                                                Information required to be included in
                                                                Part C is set forth under the appropriate
                                                                Item, so numbered, in Part C of this Document

                                    [Graphic]


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

NATIONS FUNDS


     Nations
     Marsico Growth Fund

     PROSPECTUS -- INVESTOR A, B AND C SHARES

     MAY 10, 2002





  THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

An overview of the Fund
--------------------------------------------------------------------------------


[Graphic]
   TERMS USED IN THIS PROSPECTUS

   IN THIS PROSPECTUS, we, us AND our REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS OR NATIONS FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN italics WHERE THEY FIRST APPEAR in a section and ARE DESCRIBED IN Terms used in this prospectus.

   [Graphic]


    YOU'LL FIND Terms used in
    this prospectus ON PAGE 38.

   YOUR INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

   AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUND.


This booklet, which is called a prospectus, tells you about one Nations Funds Stock Fund -- Nations Marsico Growth Fund. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

ABOUT THE FUND
The Nations Marsico Growth Fund invests primarily in equity securities of large capitalization U.S. companies.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. There's always a risk that you'll lose money or you may not earn as much as you expect.

IS THIS FUND RIGHT FOR YOU?
Not every fund is right for every investor. When you're choosing a fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Nations Marsico Growth Fund focuses on long-term growth. It may be suitable for you if:

  .you have longer-term investment goals

  .they're part of a balanced portfolio

  .you want to try to protect your portfolio against a loss of buying power that inflation can cause over time

It may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with equity securities

  .you have short-term investment goals

  .you're looking for a regular stream of income

You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 4.

FOR MORE INFORMATION
If you have any questions about the Fund, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------


[Graphic]
   BANC OF AMERICA ADVISORS, LLC

   BANC OF AMERICA ADVISORS, LLC (BA ADVISORS) IS THE INVESTMENT ADVISER TO THE FUND. BA ADVISORS IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND. BA ADVISORS AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER, WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.
   [Graphic]


    YOU'LL FIND MORE ABOUT
    BA ADVISORS AND THE
    SUB-ADVISER STARTING ON
    PAGE 20.


[Graphic]

        ABOUT THE FUNDS

                NATIONS MARSICO GROWTH FUND                   4
                Sub-adviser: Marsico Capital Management, LLC
                ------------------------------------------------
                OTHER IMPORTANT INFORMATION                   9
                ------------------------------------------------
                HOW THE FUND IS MANAGED                      11

[Graphic]
      ABOUT YOUR INVESTMENT

         INFORMATION FOR INVESTORS
           Choosing a share class                                    14
             About Investor A Shares                                 15
               Front-end sales charge                                15
               Contingent deferred sales charge                      16
             About Investor B Shares                                 16
               Contingent deferred sales charge                      16
             About Investor C Shares                                 18
               Contingent deferred sales charge                      18
             When you might not have to pay a sales charge           18
           Buying, selling and exchanging shares                     22
             How orders are processed                                24
           How selling and servicing agents are paid                 30
           Distributions and taxes                                   32
         --------------------------------------------------------------
         FINANCIAL HIGHLIGHTS                                        34
         --------------------------------------------------------------
         TERMS USED IN THIS PROSPECTUS                               38
         --------------------------------------------------------------
         WHERE TO FIND MORE INFORMATION                      BACK COVER

[Graphic]
   ABOUT THE SUB-ADVISER

   THE FUND DOES NOT HAVE ITS OWN INVESTMENT ADVISER OR SUB-ADVISER BECAUSE IT'S A ''FEEDER FUND.'' A FEEDER FUND TYPICALLY INVESTS ALL OF ITS ASSETS IN ANOTHER FUND, WHICH IS CALLED A ''MASTER PORTFOLIO.'' MASTER PORTFOLIO AND FUND ARE SOMETIMES USED INTERCHANGEABLY.

   BA ADVISORS IS THE MASTER PORTFOLIO'S INVESTMENT ADVISER, AND MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL) IS ITS SUB-ADVISER. THOMAS F. MARSICO IS ITS PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE MASTER PORTFOLIO.

   [Graphic]


    YOU'LL FIND MORE ABOUT
    MARSICO CAPITAL AND
    MR. MARSICO ON PAGE 21.

[Graphic]
   WHY INVEST IN A GROWTH FUND?

   GROWTH FUNDS INVEST IN COMPANIES THAT HAVE THE POTENTIAL FOR SIGNIFICANT INCREASES IN REVENUE OR EARNINGS. THESE ARE TYPICALLY COMPANIES THAT ARE DEVELOPING OR APPLYING NEW TECHNOLOGIES, PRODUCTS OR SERVICES IN GROWING INDUSTRY SECTORS.

   WHILE THE MASTER PORTFOLIO INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT ALSO MEANS IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.


NATIONS MARSICO GROWTH FUND
[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks long-term growth of capital.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund invests all of its assets in Nations Marsico Growth Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

The Master Portfolio invests primarily in equity securities of large capitalization companies that are selected for their growth potential. It generally holds 35 to 50 securities. It may hold up to 25% of its assets in foreign securities.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Marsico Capital uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, Marsico Capital also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, Marsico Capital identifies sectors, industries and companies which it believes should benefit from the overall trends observed.

Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, Marsico Capital focuses on a number of different attributes including the company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (strong balance sheet, improving returns on equity, ability to generate free cash flow), strong management and reasonable valuations in the context of projected growth rates.

As part of this fundamental, "bottom-up" research, Marsico Capital may visit with various levels of a company's management as well as with its customers, suppliers and competitors. Marsico Capital also prepares detailed earnings and cash flow models of companies. These models permit it to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and future performance. The models are comprised of quantitative information and detailed narratives that reflect updated interpretations of corporate data.

Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, and for other reasons.

   [Graphic]


    YOU'LL FIND MORE ABOUT
    OTHER RISKS OF INVESTING IN THIS FUND IN Other important information AND IN THE SAI.



[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Marsico Growth Fund has the following risks:

      .Investment strategy risk - Marsico Capital uses an investment strategy that tries to identify equities with growth potential. There is a risk that the value of these investments will not rise as high as Marsico Capital expects, or will fall.

      .Stock market risk - The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Technology and technology-related risk - The Master Portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      .Foreign investment risk - Because the Master Portfolio may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

      .Investing in the Master Portfolio - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

[Graphic]
   MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

   FOR INFORMATION ABOUT THE PERFORMANCE OF OTHER STOCK FUNDS MANAGED BY THOMAS MARSICO, SEE How the Funds are managed.



[Graphic]
   THE FUND'S RETURNS IN THIS TABLE REFLECT SALES CHARGES, IF ANY. SHARE CLASS RETURNS MAY VARY BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES. THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT SALES CHARGES, FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.


[Graphic]
     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Investor A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]


     38.62%   52.11%   -15.47%
     1998     1999     2000
          *Year-to-date return as of June 30, 2001:  -12.49%
     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD

Best: 4th quarter 1999:  35.19%
Worst: 3rd quarter 1998: -12.24%

     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000
     The table shows the Fund's average annual total return for each period, compared with the S&P 500, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The S&P 500 is not available for investment.

                            Since
                  1 year  Inception*
Investor A Shares -20.32%   18.88%
Investor B Shares -20.26%   19.75%
Investor C Shares -16.91%   20.49%
S&P 500           -9.10%    12.26%

      *The inception date of Investor A Shares, Investor B Shares and Investor C Shares is December 31, 1997. The return for the index shown is from that date.

[Graphic]
   THERE ARE TWO KINDS OF FEES --SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.


[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   SHAREHOLDER FEES                            Investor A Investor B Investor C
   (Fees paid directly from your investment)     Shares     Shares     Shares
    Maximum sales charge (load) imposed
    on purchases, as a % of offering price       5.75%       none       none
    Maximum deferred sales charge (load)
    as a % of the lower of the original
    purchase price or net asset value           none/1/    5.00%/2/   1.00%/3/

   ANNUAL FUND OPERATING EXPENSES/4/
   (Expenses that are deducted from the Fund's assets)/5/
    Management fees                              0.75%      0.75%      0.75%
    Distribution (12b-1) and shareholder
    servicing fees                               0.25%      1.00%      1.00%
    Other expenses                               0.35%      0.35%      0.35%
                                                -----      -----      -----
    Total annual Fund operating expenses         1.35%      2.10%      2.10%
                                                =====      =====      =====

   /1A1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class - About Investor A Shares - Contingent deferred sales charge for details. /

     /2This charge decreases over time. Different charges apply to Investor B
      Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class - About Investor B Shares - Contingent deferred sales charge for details. /

     /3This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class - About Investor C Shares - Contingent deferred sales charge for details. /

     /4The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. /

     /5These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio. /

[Graphic]
   THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year 3 years 5 years 10 years
Investor A Shares  $705   $979   $1,273   $2,109
Investor B Shares  $713   $958   $1,329   $2,240
Investor C Shares  $313   $658   $1,129   $2,431

     If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                  1 year 3 years 5 years 10 years
Investor B Shares  $213   $658   $1,129   $2,240
Investor C Shares  $213   $658   $1,129   $2,431

[Graphic]
      Other important information

You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

  .Changing investment objectives and policies - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

  .Holding other kinds of investments - The Master Portfolio may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The portfolio managers can also choose not to invest in specific securities described in this prospectus and in the SAI.

  .Investment in Nations Money Market Funds - To seek to achieve a return on uninvested cash or for other reasons, the Master Portfolio may invest up to 25% of its assets in Nations Money Market Funds. BA Advisors and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Master Portfolio for services provided directly. BA Advisors may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Master Portfolio.

  .Foreign investment risk - Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulty selling some investments, which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If a Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

  .Investing defensively - The Master Portfolio may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Master Portfolio Fund may not achieve its investment objective while it is investing defensively.

  .Securities lending program - The Master Portfolio may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to the Fund, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

      .Portfolio turnover - A Master Portfolio that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Master Portfolio generally buys securities for capital appreciation, investment income, or both, and don't engage in short-term trading. You'll find the portfolio turnover rate for the Master Portfolio in Financial highlights.

[Graphic]
   BANC OF AMERICA ADVISORS, LLC

   ONE BANK OF AMERICA PLAZA CHARLOTTE, NORTH CAROLINA 28255



[Graphic]


      How the Fund is managed

INVESTMENT ADVISER
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Fund described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets the Fund and is paid monthly. BA Advisors uses part of this money to pay the investment sub-adviser for the services it provides to the Fund.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fees it received during the Fund's last fiscal year:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                             Maximum  Actual fee
                                             advisory  paid last
                                               fee    fiscal year
              Nations Marsico Growth Fund/1/   0.75%     0.75%

/1/The Fund does not have its own investment adviser because it invests in Nations Marsico Growth Master Portfolio. BA Advisors is the investment adviser to the Master Portfolio.

INVESTMENT SUB-ADVISER
Nations Funds and BA Advisors engage one or more investment sub-advisers for the Master Portfolio to make day-to-day investment decisions for the Master Portfolio. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Master Portfolio's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to the Master Portfolio's Board that the Master Portfolio:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and the Master Portfolio have applied for relief from the SEC to permit the Master Portfolio to act on many of BA Advisors' recommendations with approval only by the Fund's Board and not by Fund shareholders. BA Advisors or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Master Portfolio obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

[Graphic]
   MARSICO CAPITAL
   MANAGEMENT, LLC

   1200 17TH STREET
   SUITE 1300
   DENVER, COLORADO 80202


MARSICO CAPITAL MANAGEMENT, LLC
Marsico Capital is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Marsico Capital is a full service investment advisory firm founded by Thomas F. Marsico in September 1997. Marsico Capital currently has over $13 billion in assets under management.

Marsico Capital is the investment sub-adviser to Nations Marsico Growth Master Portfolio.

Thomas F. Marsico, Chairman and Chief Executive Officer of Marsico Capital, is the portfolio manager responsible for making the day-to-day investment decisions for Nations Marsico Growth Master Portfolio. Mr. Marsico was an executive vice president and portfolio manager at Janus Capital Corporation from 1988 until he formed Marsico Capital in September 1997. He has more than 20 years of experience as a securities analyst and portfolio manager.

PERFORMANCE OF OTHER STOCK FUNDS MANAGED BY THOMAS MARSICO
Nations Marsico Growth Fund has been in operation since December 31, 1997, so it has a relatively short performance history. The table below is designed to show you how similar stock funds managed by Thomas Marsico performed in the past.

The Janus Growth and Income Fund has an investment objective, policies and strategies that are substantially similar to Nations Marsico Growth Fund. Mr. Marsico managed the Janus Growth and Income Fund from its inception on May 31, 1991 through August 11, 1997. He had full discretionary authority for selecting investments for that fund, which had approximately $1.7 billion in net assets on August 11, 1997.

The table below shows the returns for the Janus Growth and Income Fund compared with the S&P 500 for the period ending August 7, 1997. The returns reflect deductions of fees and expenses, and assume all dividends and distributions have been reinvested.

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 7, 1997

                                              Janus Growth and
                                              Income Fund (%)  S&P 500 (%)
one year                                           47.77          46.41
three years                                        31.13          30.63
five years                                         21.16          20.98
during the period of Mr. Marsico's management
(May 31, 1991 to August 7, 1997)                   21.19          18.59

THIS INFORMATION IS DESIGNED TO SHOW THE HISTORICAL TRACK RECORD OF MR. MARSICO. IT DOES NOT INDICATE HOW THE FUND HAS PERFORMED OR WILL PERFORM IN THE FUTURE.

PERFORMANCE WILL VARY BASED ON MANY FACTORS, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND THE FUND'S EXPENSES.

[Graphic]
   STEPHENS INC.

   111 CENTER STREET
   LITTLE ROCK, ARKANSAS 72201

[Graphic]
   PFPC INC.

   400 BELLEVUE PARKWAY
   WILMINGTON, DELAWARE 19809




OTHER SERVICE PROVIDERS
The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BA Advisors and Stephens a combined fee of 0.23% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------


[Graphic]

   WE'VE USED THE TERM, investment professional, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING NATIONS FUNDS. Selling agent OR servicing agent (SOMETIMES REFERRED TO AS A SELLING AGENT) MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AND SERVICING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.



   [Graphic]

    FOR MORE INFORMATION
    ABOUT HOW TO CHOOSE A
    SHARE CLASS, CONTACT YOUR INVESTMENT PROFESSIONAL OR
    CALL US AT 1.800.321.7854.

   [Graphic]

    BEFORE YOU INVEST,
    PLEASE NOTE THAT,
    OVER TIME, DISTRIBUTION
    (12B-1) AND SHAREHOLDER SERVICING FEES WILL INCREASE
    THE COST OF YOUR INVESTMENT,
    AND MAY COST YOU MORE THAN
    ANY SALES CHARGES YOU MAY
    PAY. FOR MORE INFORMATION,
    SEE How selling and
    servicing agents
    are paid.



[Graphic]

      Choosing a share class

Before you can invest in the Fund, you'll need to choose a share class. There are three classes of shares of the Fund offered by this prospectus. Each class has its own sales charges and fees. The table below compares the charges and fees and other features of the share classes.

                                                                                                           Investor C
                          Investor A Shares                  Investor B Shares                              Shares
Maximum amount               no limit                            $250,000                                   no limit
you can buy
Maximum front-end              5.75%                               none                                       none
sales charge
Maximum deferred             none/1 /                            5.00%/2 /                                  1.00%/3 /
sales charge
Maximum annual                 0.25%        0.75% distribution (12b1) fee and 0.25% service fee
distribution                distribution                                                               0.75% distribution
and shareholder               (12b-1)                                                           (12b-1) fee and 0.25% service fee
servicing fees              service fee
Conversion feature             none                                 yes                                       none

/1A  1.00% maximum deferred sales charge applies to investors who buy
 $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see Choosing a share class -- About Investor A
 Shares -- Contingent deferred sales charge for details. /

/2This  charge decreases over time. Different charges apply to Investor B
 Shares bought before January 1, 1996 and after July 31, 1997. Please see Choosing a share class --About Investor B Shares -- Contingent deferred sales charge for details. /

/3This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see Choosing a share class -- About Investor C Shares --Contingent deferred sales charge for details. /

The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or contingent deferred sales charge (CDSC) that applies, and when you're required to pay the charge. You should think about these things carefully before you invest.

Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Fund, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower ongoing distribution (12b-1) and/or shareholder servicing fees than Investor B and Investor C Shares. This means that Investor A Shares can be expected to pay relatively higher dividends per share.

[Graphic]
   THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

   THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.



Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Fund. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can incur distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and the distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in About Investor B Shares.

                                    [Graphic]

                                     A Icon
     ABOUT INVESTOR A SHARES

     There is no limit to the amount you can invest in Investor A Shares. You generally will pay a front-end sales charge when you buy your shares, or in some cases, a CDSC when you sell your shares.

     FRONT-END SALES CHARGE
     You'll pay a front-end sales charge when you buy Investor A Shares, unless:

      .you qualify for a waiver of the sales charge. You can find out if you qualify for a waiver in the section, When you might not have to pay a sales charge - Front end sales charges

      .you're reinvesting distributions

     The sales charge you'll pay depends on the amount you're investing generally, the larger the investment, the smaller the percentage sales charge.

                                                          Amount retained
                           Sales charge   Sales charge   by selling agents
                          as a % of the   as a % of the    as a % of the
                          offering price net asset value  offering price
      Amount you bought     per share       per share        per share
      $0 - $49,999             5.75%          6.10%             5.00%
      $50,000 - $99,999        4.50%          4.71%             3.75%
      $100,000 - $249,999      3.50%          3.63%             2.75%
      $250,000 - $499,999      2.50%          2.56%             2.00%
      $500,000 - $999,999      2.00%          2.04%             1.75%
      $1,000,000 or more       0.00%          0.00%            1.00%/1/

/11.00% on the first $3,000,000, 0.50% on the next $47,000,000, 0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within eighteen months from the time they were bought. Please see How selling and servicing agents are paid for more information. /

     CONTINGENT DEFERRED SALES CHARGE
     If you own or buy $1,000,000 or more of Investor A Shares, there is one situation when you'll pay a CDSC:

      .If you buy your shares on or after August 1, 1999 and sell them within 18 months of buying them, you'll pay a CDSC of 1.00%.

     The CDSC is calculated from the day your purchase is accepted (the trade date). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.

     You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

[Graphic]

     ABOUT INVESTOR B SHARES

     You can buy up to $250,000 of Investor B Shares. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.

     CONTINGENT DEFERRED SALES CHARGE
     You'll pay a CDSC when you sell your Investor B Shares, unless:

      .you bought the shares on or after January 1, 1996 and before August 1,
       1997

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a sales charge - Contingent deferred sales charges

     The CDSC you pay depends on when you bought your shares, how much you bought in some cases, and how long you held them.

If you sell your shares
 during the following
         year:                                 You'll pay a CDSC of:
--------------------------------------------------------------------------------------------
                                                                         Shares
                                                                           you
                                                                         bought     Shares
                          Shares                                       on or after   you
                        you bought      Shares you bought between       1/1/1996    bought
                          after          8/1/1997 and 11/15/1998       and before   before
                        11/15/1998      in the following amounts:       8/1/1997   1/1/1996
                        ---------- ----------------------------------- ----------- --------
                                                 $250,000 - $500,000 -
                                   $0 - $249,999  $499,999   $999,999
  the first year you
  own them                 5.0%        5.0%         3.0%       2.0%       none       5.0%
  the second year
  you own them             4.0%        4.0%         2.0%       1.0%       none       4.0%
  the third year
  you own them             3.0%        3.0%         1.0%       none       none       3.0%
  the fourth year
  you own them             3.0%        3.0%         none       none       none       2.0%
  the fifth year you
  own them                 2.0%        2.0%         none       none       none       2.0%
  the sixth year
  you own them             1.0%        1.0%         none       none       none       1.0%
  after six years of
  owning them              none        none         none       none       none       none

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor B Shares. Please see How selling and servicing agents are paid for more information.

     ABOUT THE CONVERSION FEATURE
     Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:

                                       Will convert to Investor A Shares
         Investor B Shares you bought     after you've owned them for
          after November 15, 1998                 eight years
          between August 1, 1997
          and November 15, 1998
            $0 - $249,000                         nine years
            $250,000 - $499,999                    six years
            $500,000 - $999,999                   five years
          before August 1, 1997                   nine years

     The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

     Here's how the conversion works:

      .We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

      .Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on these shares will convert to Investor A Shares at the same time.

      .You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

      .Investor B Shares that you received from an exchange of Investor B
       Shares of another Nations Fund will convert based on the day you bought the original shares. Your conversion date may be later if you exchanged to or from a Nations Money Market Fund.

      .Conversions are free from federal tax.

[Graphic]
    PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION ABOUT REDUCTIONS AND WAIVERS OF SALES CHARGES.

    YOU SHOULD TELL YOUR INVESTMENT PROFESSIONAL THAT YOU MAY QUALIFY FOR A REDUCTION OR A WAIVER BEFORE BUYING SHARES.

    WE CAN CHANGE OR CANCEL THESE TERMS AT ANY TIME. ANY CHANGE OR CANCELLATION APPLIES ONLY TO FUTURE PURCHASES.


[Graphic]
     ABOUT INVESTOR C SHARES
     There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

     CONTINGENT DEFERRED SALES CHARGE
     You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

      .you received the shares from reinvested distributions

      .you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section When you might not have to pay a sales charge - Contingent deferred sales charges

     The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

     Your selling agent receives compensation when you buy Investor C Shares. Please see How selling and servicing agents are paid for more information.

     WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE

     FRONT-END SALES CHARGES
     (Investor A Shares)

     There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

      .Combine purchases you've already made
       Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own with Investor A Shares you're buying to calculate the sales charge. The sales charge is based on the total value of the shares you already own, or the original purchase cost, whichever is higher, plus the value of the shares you're buying. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify for rights of accumulation.

      .Combine purchases you plan to make
      . By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

       .You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

       .Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

       .If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

       .Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

       .If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

      .Combine purchases with family members
       You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify.

     The following investors can buy Investor A Shares without paying a front-end sales charge:

      .full-time employees and retired employees of Bank of America Corporation
       (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

      .banks, trust companies and thrift institutions acting as fiducuaries

      .individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested in the Funds within 90 days of the date of distribution

      .Nations Funds' Trustees, Directors and employees of its investment sub-advisers

      .registered broker/dealers that have entered into a Nations Funds dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

      .registered personnel and employees of these broker/dealers and their family members may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

      .employees or partners of any service provider to the Funds

      .former shareholders of Class B Shares of the Special Equity Portfolio of
       The Capitol Mutual Funds who held these shares as of January 31, 1994 or received Investor A Shares of Nations Aggressive Growth Fund may buy Investor A Shares of Nations Aggressive Growth Fund without paying a front-end sales charge

      .investors who buy through accounts established with certain fee-based investment advisers or financial planners, wrap fee accounts and other managed agency/asset allocation accounts

      .shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at net asset value

     The following plans can buy Investor A Shares without paying a front-end sales charge:

      .pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the Internal Revenue Code of 1986, as amended (the tax code)

      .employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

       .have at least $500,000 invested in Investor A Shares of Nations Funds
        (except Money Market Funds), or

       .sign a letter of intent to buy at least $500,000 of Investor A Shares of Nations Funds (except Money Market Funds), or

       .be an employer-sponsored plan with at least 100 eligible participants, or

       .be a participant in an alliance program that has signed an agreement with the Fund or a selling agent

       .certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

     You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Fund. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

     CONTINGENT DEFERRED SALES CHARGES
     (Investor A, Investor B and Investor C Shares)

     You won't pay a CDSC on the following transactions:

      .shares sold following the death or disability (as defined in the tax code) of a shareholder, including a registered joint owner

      .distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

      .the following retirement plan distributions:

       .lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

       .distributions from an IRA or Custodial Account under Section 403(b)(7)
        of the tax code, following attainment of age 59 1/2

       .a tax-free return of an excess contribution to an IRA

       .distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code

      .payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

      .shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

      .if you exchange Investor B or Investor C Shares of a Nations Fund that were bought through a Bank of America employee benefit plan for Investor A Shares of a Nations Fund

      .withdrawals made under the Automatic Withdrawal Plan described in Buying, selling and exchanging shares, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000

     We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America Corporation (and its predecessors) and its affiliates, or by current or former trustees or directors of the Nations Funds or other management companies managed by Bank of America.

     You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

[Graphic]
   WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A redemption.



[Graphic]
      Buying, selling and exchanging shares

You can invest in the Fund through your selling agent or directly from Nations Funds.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in Choosing a share class.

The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have questions or you need help placing an order.

                      Ways to
                    buy, sell or          How much you can buy,
                      exchange              sell or exchange                     Other things to know
                  ---------------- ------------------------------------ ---------------------------------------
Buying shares     In a lump sum    minimum initial investment:          There is no limit to the amunt you can
                                   .$1,000 for regular accounts         invest in Investor A and C Shares. You
                                   .$500 for traditional and Roth IRA   can invest up to $250,000 in Investor
                                    accounts                            B Shares.
                                   .$250 for certain fee-based accounts
                                   .no minimum for certain retirement
                                    plan accounts like 401(k) plans
                                    and SEP accounts, but other
                                    restrictions apply
                                   minimum additional investment:
                                   .$100 for all accounts
                  Using our        minimum initial investment:          You can buy shares twice a month,
                  Systematic       .$ 100                               monthly or quarterly, using automatic
                  Investment Plan  minimum additional investment:       transfers from your bank account.
                                   .$ 50
Selling shares    In a lump sum    .you can sell up to $50,000 of your  We'll deduct any CDSC from the
                                    shares by telephone, otherwise      amount you're selling and send you
                                    there are no limits to the amount   or your selling agent the balance,
                                    you can sell                        usually within three business days of
                                   .other restrictions may apply to     receiving your order.
                                    withdrawals from retirement plan
                                    accounts                            If you paid for your shares with a
                                                                        check that wasn't certified, we'll hold
                                                                        the sale proceeds when you sell
                                                                        those shares for at least 15 days after
                                                                        the trade date of the purchase, or
                                                                        until the check has cleared.
                  Using our        .minimum $25 per withdrawal          Your account balance must be at
                  Automatic                                             least $10,000 to set up the plan. You
                  Withdrawal Plan                                       can make withdrawals twice a month,
                                                                        monthly, quarterly, bi-annually or
                                                                        annually. We'll send your money by
                                                                        check or deposit it directly to your
                                                                        bank account. No CDSC is deducted if
                                                                        you withdraw 12% or less of the
                                                                        value of your shares in a class.
Exchanging shares In a lump sum    .minimum $1,000 per exchange         You can exchange your InvestorA
                                                                        Shares for Investor A shares of any
                                                                        other Nations Fund, except
                                                                        IndexFunds. You won't pay a front-
                                                                        endsales charge, CDSC or redemption
                                                                        fee on the shares you're exchanging.
                                                                        You can exchange your Investor B
                                                                        Shares for:
                                                                        .Investor B Shares of any other
                                                                         Nations Fund, except Nations
                                                                         Money Market Funds
                                                                        .Investor B Shares of Nations
                                                                         Reserves Money Market Funds
                                                                        You can exchange your Investor C
                                                                        Shares for:
                                                                        .Investor C Shares of any other
                                                                         Nations Fund, except Nations
                                                                         Money Market Funds
                                                                        .Investor C Shares of Nations
                                                                         Reserves Money Market Funds
                                                                        If you received Investor C Shares of a
                                                                        Fund from an exchange of Investor A
                                                                        Shares of a Managed Index Fund, you
                                                                        can also exchange these shares for
                                                                        Investor A Shares of an Index Fund.
                                                                        You won't pay a CDSC on the shares
                                                                        you're exchanging.
                  Using our        .minimum $25 per exchange            You must already have an investment
                  Automatic                                             in the Funds into which you want to
                  Exchange Feature                                      exchange. You can make exchanges
                                                                        monthly or quarterly.

[Graphic]
   A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

   THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.




HOW SHARES ARE PRICED
All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Fund at the end of each business day. First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

VALUING SECURITIES IN THE FUND
The value of the Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in the Fund. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair value. When the Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by the Fund could change on days when Fund shares may not be bought or sold.

HOW ORDERS ARE PROCESSED
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to your selling agent.

Telephone orders
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

      .If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

      .Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

      .We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

      .Telephone orders may be difficult to complete during periods of significant economic or market change.

[Graphic]
   THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

   THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.



[Graphic]
     BUYING SHARES

     Here are some general rules for buying shares:

        .You buy Investor A Shares at the offering price per share. You buy
         Investor B and Investor C Shares at net asset value per share.

        .If we don't receive your money within three business days of receiving your order, we'll refuse the order.

        .Selling agents are responsible for sending orders to us and ensuring that we receive your money on time.

        .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

     MINIMUM INITIAL INVESTMENT
     The minimum initial amount you can buy is usually $1,000.

     If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

        .$500 for traditional and Roth individual retirement accounts (IRAs)

        .$250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

        .$100 using our Systematic Investment Plan

        .There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
         IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days' notice in writing if we're going to do this

     MINIMUM ADDITIONAL INVESTMENT
     You can make additional purchases of $100, or $50 if you use our Systematic Investment Plan.

   [Graphic]


    FOR MORE INFORMATION
    ABOUT TELEPHONE ORDERS, SEE How orders are processed.



Systematic Investment Plan
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Fund you choose. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

   .You can buy shares twice a month, monthly or quarterly.

   .You can choose to have us transfer your money on or about the 15th or the last day of the month.

   .Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.

[Graphic]
      SELLING SHARES

     Here are some general rules for selling shares:

        .We'll deduct any CDSC from the amount you're selling and send you the balance.

        .If you're selling your shares through a selling agent, we'll normally send the sale proceeds by Fedwire within three business days after Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

        .If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account within three business days after the Fund receives your order.

        .You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

        .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

        .If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        .Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

        .We can delay payment of the sale proceeds for up to seven days.

        .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

[Graphic]
   YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.



     We may sell your shares:

        .if the value of your account falls below $500. We'll give you 60 days' notice in writing if we're going to do this

        .if your selling agent tells us to sell your shares under arrangements made between the selling agent and you

        .under certain other circumstances allowed under the 1940 Act

Automatic Withdrawal Plan
The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

   .Your account balance must be at least $10,000 to set up the plan.

   .If you set up the plan after you've opened your account, your signature must be guaranteed.

   .You can choose to have us transfer your money on or about the 10th or the 25th of the month.

   .You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

   .We'll send you a check or deposit the money directly to your bank account.

   .You can cancel the plan by giving your selling agent or us 30 days' notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

[Graphic]
     EXCHANGING SHARES

     You can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

     Here's how exchanges work:

       .You must exchange at least $1,000, or $25 if you use our Automatic
        Exchange Feature.

       .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

       .You may only make exchanges into a Fund that is legally sold in your state of residence.

       .You generally may only make an exchange into a Fund that is accepting investments.

       .We may limit the number of exchanges you can make within a specified period of time.

       .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

       .You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

     EXCHANGING INVESTOR A SHARES
     You can exchange Investor A Shares of the Fund for Investor A Shares of any other Nations Fund, except Index Funds.

     Here are some rules for exchanging Investor A Shares:

       .You won't pay a front-end sales charge on the shares of the Fund you're exchanging.

       .You won't pay a CDSC, if applicable, on the shares you're exchanging.
        Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

       .You won't pay a redemption fee on the shares you're exchanging. Any redemption fee will be deducted when you sell the shares you received from the exchange. Any redemption fee will be paid to the original Fund.

     EXCHANGING INVESTOR B SHARES
     You can exchange Investor B Shares of the Fund for:

       .Investor B Shares of any other Nations Fund, except Nations Money
        Market Funds

       .Investor B Shares of Nations Reserves Money Market Funds

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

     If you received Investor C Shares of a Nations Money Market Fund through an exchange of Investor B Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Investor C Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

     EXCHANGING INVESTOR C SHARES
     You can exchange Investor C Shares of the Fund for:

       .Investor C Shares of any other Nations Fund, except Nations Money
        Market Funds

       .Investor C Shares of Nations Reserves Money Market Funds

     If you received Investor C Shares of the Fund from an exchange of Investor A Shares of a Managed Index Fund, you can also exchange these shares for Investor A Shares of an Index Fund.

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

     If you received Daily Shares of a Nations Money Market Fund through an exchange of Investor C Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Daily Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

Automatic Exchange Feature
The Automatic Exchange Feature lets you exchange $25 or more of Investor A, Investor B or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

   .Send your request to PFPC in writing or call 1.800.321.7854.

   .If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.

   .You must already have an investment in the Fund you want to exchange.

   .You can choose to have us transfer your money on or about the 1st or the 15th day of the month.

   .The rules for making exchanges apply to automatic exchanges.

[Graphic]
   THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

   THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 UNDER THE 1940 ACT.

   YOUR SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR
   ACCOUNT.



[Graphic]

      How selling and servicing agents are paid

Selling and servicing agents usually receive compensation based on your investment in the Fund. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

COMMISSIONS
Your selling agent may receive an up-front commission (reallowance) when you buy shares of the Fund. The amount of this commission depends on which share class you choose:

  .up to 5.00% of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares

  .up to 4.00% of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

  .up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

If you buy Investor B or Investor C Shares you will be subject to higher distribution (12b-1) and shareholder servicing fees and may be subject to a CDSC when you sell your shares.

DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES
Stephens and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The amount of the fee depends on the class of shares you own:

                                Maximum annual distribution (12b-1)
                                   and shareholder servicing fees
                            (as an annual % of average daily net assets)
Investor A Shares 0.25% combined distribution (12b-1) and shareholder servicing fee
Investor B Shares 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee
Investor C Shares 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Fund pays these fees to Stephens and/or to eligible selling and servicing agents and financial institutions, including BA Advisors or its affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION
Selling and servicing agents may also receive:

  .a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Fund

  .additional amounts on all sales of shares:

   .up to 1.00% of the offering price per share of Investor A Shares

   .up to 1.00% of the net asset value per share of Investor B Shares

   .up to 1.00% of the net asset value per share of Investor C Shares

  .non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Fund, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BA Advisors, and certain other selling or servicing agents. Selected selling and servicing agents also may receive compensation for opening a minimum number of accounts.

BA Advisors and Stephens may pay amounts from their own assets to selling or servicing agents of the Fund for services they provide.

[Graphic]
   THE POWER OF COMPOUNDING

   REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF THE FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

   PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.


[Graphic]

      Distributions and taxes

ABOUT DISTRIBUTIONS
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any federal income tax. When the Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

The Fund distributes any net realized capital gain, at least once a year. The Fund declares and pays distributions of net investment income quarterly.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

[Graphic]
   THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.


                                       [Graphic]


    FOR MORE INFORMATION ABOUT
    TAXES, PLEASE SEE THE SAI.



If you buy shares of the Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of the Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain. This distribution is also subject to tax. The Fund has built up, or has the potential to build up, high levels of unrealized capital gain.

HOW TAXES AFFECT YOUR INVESTMENT
Distributions that come from net investment income, net short-term capital gain and certain other items generally are taxable to you as ordinary income. A portion of such distributions to corporate shareholders may qualify for the dividends-received deduction.

Distributions that come from net long-term capital gain generally are taxable to you as long-term capital gain.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

WITHHOLDING TAX
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you're otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

TAXATION OF REDEMPTIONS AND EXCHANGES
Your redemptions (including redemptions paid in securities) and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[Graphic]
      Financial highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

NATIONS MARSICO GROWTH FUND
                            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         Year ended Year ended Year ended Period ended
INVESTOR A SHARES                         03/31/01   03/31/00  03/31/99#   03/31/98*#
OPERATING PERFORMANCE:
Net asset value, beginning of period       $21.62      $14.95     $12.02      $10.00
Net investment income/(loss)               (0.05)      (0.11)     (0.03)      0.00(b)
Net realized and unrealized gain/(loss)
 on investments                            (6.54)       6.82       2.97        2.02
Net increase/(decrease) in net asset
 value from operations                     (6.59)       6.71       2.94        2.02
DISTRIBUTIONS:
Distributions from net realized capital
 gains                                     (0.16)      (0.04)     (0.01)        --
Net asset value, end of the period         $14.87      $21.62     $14.95      $12.02
TOTAL RETURN++*                           (30.63)%     45.01%     24.38%      20.20%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $164,031    $175,859   $43,392      $1,141
Ratio of operating expenses to average
 net assets                                1.35%      1.48%(a)   1.50%(a)    1.34%+(a)
Ratio of net investment income/(loss) to
 average net assets                       (0.28)%     (0.62)%    (0.20)%      0.13%+
Portfolio turnover rate                      --        55%(c)      150%         22%
Ratio of operating expenses to average
 net assets without waivers and/or
 expense reimbursements                    1.35%      1.48%(a)   1.50%(a)    2.22%+(a)

                            * Nations Marsico Growth Fund Investor A Shares commenced operations on December 31, 1997.
                            + Annualized.
                            ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                            # Per share net investment income has been calculated using the monthly average shares method.
                            (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                            (b) Amount represents less than $0.01 per share.
                            (c) Amount represents results prior to conversion to a master-feeder structure.

NATIONS MARSICO GROWTH FUND
                              FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                        Year ended Year ended Year ended Period ended
INVESTOR B SHARES                        03/31/01   03/31/00  03/31/99#   03/31/98*#
OPERATING PERFORMANCE:
Net asset value, beginning of period      $21.31     $14.85     $12.02     $10.00
Net investment income/(loss)              (0.18)     (0.24)     (0.12)     (0.02)
Net realized and unrealized gain/(loss)
 on investments                           (6.42)      6.74       2.96       2.04
Net increase/(decrease) in net asset
 value from operations                    (6.60)      6.50       2.84       2.02
DISTRIBUTIONS:
Distributions from net realized capital
 gains                                    (0.16)     (0.04)     (0.01)       --
Net asset value, end of period            $14.55     $21.31     $14.85     $12.02
TOTAL RETURN++                           (31.13)%    43.90%     23.55%     20.20%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $239,621   $305,607   $99,257     $7,907
Ratio of operating expenses to average
 net assets                               2.10%     2.23%(a)   2.25%(a)   2.09%+(a)
Ratio of net investment income/(loss)
 to average net assets                   (1.03)%    (1.37)%    (0.95)%    (0.62)%+
Portfolio turnover rate                     --       55%(b)      150%        22%
Ratio of operating expenses to average
 net assets without waivers and/or
 expense reimbursements                   2.10%     2.23%(a)   2.25%(a)   2.97%+(a)

                            * Nations Marsico Growth Fund Investor B Shares commenced operations on December 31, 1997.
                            +Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                            # Per share net investment income has been calculated using the monthly average shares method.
                            (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                            (b) Amount represents results prior to conversion to a master-feeder structure.

NATIONS MARSICO GROWTH FUND
                            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         Year ended Year ended Year ended Period ended
INVESTOR C SHARES                         03/31/01   03/31/00  03/31/99#   03/31/98*#
OPERATING PERFORMANCE:
Net asset value, beginning of period       $21.34     $14.86     $12.02     $10.00
Net investment income/(loss)               (0.17)     (0.25)     (0.12)     (0.02)
Net realized and unrealized gain/(loss)
 on investments                            (6.44)      6.77       2.97       2.04
Net increase/(decrease) in net asset
 value from operations                     (6.61)      6.52       2.85       2.02
DISTRIBUTIONS:
Distributions from net realized capital
 gains                                     (0.16)     (0.04)     (0.01)       --
Net asset value, end of period             $14.57     $21.34     $14.86     $12.02
TOTAL RETURN++                            (31.10)%    43.93%     23.63%     20.20%
=---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $32,365    $34,785     $3,233      $518
Ratio of operating expenses to average
 net assets                                2.10%     2.23%(a)   2.25%(a)   2.09%+(a)
Ratio of net investment income/(loss) to
 average net assets                       (1.03)%    (1.37)%    (0.95)%    (0.62)%+
Portfolio turnover rate                      --       55%(b)      150%        22%
Ratio of operating expenses to average
 net assets without waivers and/or
 expense reimbursements                    2.10%     2.23%(a)   2.25%(a)   2.97%+(a)

                            * Nations Marsico Growth Fund Investor C Shares commenced operations on December 31, 1997.
                            + Annualized.
                            ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                            # Per share net investment income has been calculated using the monthly average shares method.
                            (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
                            (b) Amount represents results prior to conversion to a master-feeder structure.

[Graphic]
   THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.


[Graphic]

        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

Asset-backed security - a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

Cash equivalents - short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

Collateralized mortgage obligation (CMO) - a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

Commercial paper - a short-term corporate obligation. Commercial paper is typically considered a money market instrument.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

Crossing networks - an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB Convertible Securities Index - a widely-used unmanaged index that measures the performance of convertible securities. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Debt security - a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

Derivatives - A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity-and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

Diversified - A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

Duration - a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

Equity security - an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Foreign security - a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors.

Forward foreign currency contracts - a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

Forward purchase agreement - a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

Futures contract - a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as S&P and Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

High yield debt security - debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

Interest rate swap - an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

Lehman Aggregate Bond Index - an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government/Corporate Bond Index - an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Mortgage-backed security or Mortgage-related security - a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged, capitalization-weighted index. The index reflects the relative size of each market consisting of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investment. It is not available for investment.

MSCI World Index - Morgan Stanley Capital International World Index is an unmanaged index consisting of securities listed on exchanges in the major European and Asian countries, Australia and the U.S. and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing. It is not available for investment.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO - A nationally recognized statistical rating organization, such as S&P or Moody's.

Options - An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

Pre-refunded bond - a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

Private placement - a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

Real Estate Investment Trust (REIT) - a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide low-risk returns and can allow a fund to remain fully invested.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

Russell 1000 Index - an unmanaged index comprised of the 1000 largest stocks in the Russell 3000 Index. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Growth Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with high price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Value Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Index - an unmanaged index of 2,000 of the smallest stocks representing approximately 11% of the U.S. equity market. The index is weighted by market capitalization, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Growth Index - an unmanaged index comprised of securities in the Russell 2000 Index, which is a measure of small company performance, with a greater than average growth orientation. Companies in the Russell 2000 Growth Index tend to exhibit higher price-to-book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 3000 Growth Index - an unmanaged index comprised of securities in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, with a greater than average growth orientation. Companies in the Russell 3000 Growth Index tend to exhibit higher price to book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500/1 - Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. /

S&P/BARRA Value Index/1 - an unmanaged index of a subset of stocks from the S&P 500 that have low price-to-book ratios relative to the S&P 500 as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. /

S&P/IFC Investables Index - an unmanaged index that tracks more than 1,400 stocks in 25 emerging markets in Asia, Latin America, Eastern Europe, Africa and the Middle East. The index is weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P MidCap 400/1 - an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry representation. The index is weighted by market value, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. /

S&P SmallCap 600/1 - Standard & Poor's SmallCap 600 Index, an unmanaged index of 600 common stocks, weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. /

S&P SuperComposite 1500/1 - an unmanaged index created by Standard & Poors combining the companies represented in three other indices -- the S&P 500, MidCap 400, and SmallCap 600. The index represents 87% of the total capitalization of U.S. equity markets. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. /

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Total return swap - an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

/1S&P and BARRA have not reviewed any stock included in the S&P SuperComposite
  1500, S&P 500, S&P SmallCap 600, S&P MidCap 400 Index or BARRA Value Index for its investment merit. S&P and BARRA determine and calculate their indices independently of the Funds and are not a sponsor or affiliate of the Funds. S&P and BARRA give no information and make no statements about the suitability of investing in the Funds or the ability of their indices to track stock market performance. S&P and BARRA make no guarantees about the indices, any data included in them and the suitability of the indices or their data for any purpose. "Standard and Poor's," "S&P 500" and "S&P 600" are trademarks of The McGraw-Hill Companies, Inc. /

        SEC file numbers:
        Nations Funds Trust, 811-09645

        [              ]


[Graphic]
      Where to find more information

You'll find more information about Nations Marisco Growth Fund in the following documents:

     ANNUAL AND SEMI-ANNUAL REPORTS
     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

[Graphic]


     STATEMENT OF ADDITIONAL INFORMATION
     The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Nations Funds:

     By telephone: 1.800.321.7854

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

[LOGO] Nations Funds

                                    [Graphic]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

NATIONS FUNDS

      Nations Marsico Growth Fund

      PROSPECTUS -- PRIMARY A SHARES

      MAY 10, 2002

  The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An overview of the Fund
--------------------------------------------------------------------------------


[Graphic]
   TERMS USED IN THIS PROSPECTUS

   IN THIS PROSPECTUS, we, us AND our REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS OR NATIONS FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN italics WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN Terms used in this prospectus.

   [Graphic]


    YOU'LL FIND Terms used in
    this prospectus ON PAGE 16.

   YOUR INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

   AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUND.


This booklet, which is called a prospectus, tells you about one Nations Funds Stock Fund -- Nations Marsico Growth Fund. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

ABOUT THE FUND
Nations Marsico Growth Fund invests primarily in equity securities.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. In every case, there's a risk that you'll lose money or you may not earn as much as you expect.

IS THIS FUND RIGHT FOR YOU?
Not every fund is right for every investor. When you're choosing a fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Nations Marsico Growth Fund focuses on long-term growth. It may be suitable for you if:

  .you have longer-term investment goals

  .they're part of a balanced portfolio

  .you want to try to protect your portfolio against a loss of buying power that inflation can cause over time

It may not be suitable for you if:

  .you're not prepared to accept or are unable to bear the risks associated with equity securities

  .you have short-term investment goals

  .you're looking for a regular stream of income

You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 4.

FOR MORE INFORMATION
If you have any questions about the Fund, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------


[Graphic]
   BANC OF AMERICA ADVISORS, LLC

   BANC OF AMERICA ADVISORS, LLC (BA ADVISORS) IS THE INVESTMENT ADVISER TO THE FUND. BA ADVISORS IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND. BA ADVISORS AND NATIONS FUNDS HAVE ENGAGED A SUB-ADVISER, WHICH IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.

   [Graphic]


    YOU'LL FIND MORE ABOUT
    BA ADVISORS AND THE SUB-ADVISER STARTING ON PAGE 11.


[Graphic]

        ABOUT THE FUND

                NATIONS MARSICO GROWTH FUND                   4
                Sub-adviser: Marsico Capital Management, LLC
                ------------------------------------------------
                OTHER IMPORTANT INFORMATION                   9
                ------------------------------------------------
                HOW THE FUND IS MANAGED                      11

[Graphic]
        ABOUT YOUR INVESTMENT

               INFORMATION FOR INVESTORS
                 Buying, selling and exchanging shares         14
                 Distributions and taxes                       17
               --------------------------------------------------
               TERMS USED IN THIS PROSPECTUS                   21
               --------------------------------------------------
               WHERE TO FIND MORE INFORMATION          BACK COVER

[Graphic]
   ABOUT THE SUB-ADVISER

   THE FUND DOES NOT HAVE ITS OWN INVESTMENT ADVISER OR SUB-ADVISER BECAUSE IT'S A ''FEEDER FUND.'' A FEEDER FUND TYPICALLY INVESTS ALL OF ITS ASSETS IN ANOTHER FUND, WHICH IS CALLED A ''MASTER PORTFOLIO.'' MASTER PORTFOLIO AND FUND ARE SOMETIMES USED INTERCHANGEABLY.

   BA ADVISORS IS THE MASTER PORTFOLIO'S INVESTMENT ADVISER, AND MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL) IS ITS SUB-ADVISER. THOMAS F. MARSICO IS ITS PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE MASTER PORTFOLIO.

   [Graphic]


    YOU'LL FIND MORE ABOUT
    MARSICO CAPITAL AND
    MR. MARSICO ON PAGE 12.

[Graphic]
   WHY INVEST IN A GROWTH FUND?

   GROWTH FUNDS INVEST IN COMPANIES THAT HAVE THE POTENTIAL FOR SIGNIFICANT INCREASES IN REVENUE OR EARNINGS. THESE ARE TYPICALLY COMPANIES THAT ARE DEVELOPING OR APPLYING NEW TECHNOLOGIES, PRODUCTS OR SERVICES IN GROWING INDUSTRY SECTORS.

   WHILE THE MASTER PORTFOLIO INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT ALSO MEANS IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.


NATIONS MARSICO GROWTH FUND
[Graphic]
     INVESTMENT OBJECTIVE
     The Fund seeks long-term growth of capital.

[Graphic]

     PRINCIPAL INVESTMENT STRATEGIES
     The Fund invests all of its assets in Nations Marsico Growth Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

The Master Portfolio invests primarily in equity securities of large capitalization companies that are selected for their growth potential. It generally holds 35 to 50 securities. It may hold up to 25% of its assets in foreign securities.

The Master Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Marsico Capital uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, Marsico Capital also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, Marsico Capital identifies sectors, industries and companies which it believes should benefit from the overall trends observed.

Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, Marsico Capital focuses on a number of different attributes including the company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (strong balance sheet, improving returns on equity, ability to generate free cash flow), strong management and reasonable valuations in the context of projected growth rates.

As part of this fundamental, "bottom-up" research, Marsico Capital may visit with various levels of a company's management as well as with its customers, suppliers and competitors. Marsico Capital also prepares detailed earnings and cash flow models of companies. These models permit it to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and future performance. The models are comprised of quantitative information and detailed narratives that reflect updated interpretations of corporate data.

Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, and for other reasons.

   [Graphic]


    YOU'LL FIND MORE ABOUT
    OTHER RISKS OF INVESTING IN THIS FUND IN Other important information AND IN THE SAI.



[Graphic]

     RISKS AND OTHER THINGS TO CONSIDER
     Nations Marsico Growth Fund has the following risks:

      .Investment strategy risk - Marsico Capital uses an investment strategy that tries to identify equities with growth potential. There is a risk that the value of these investments will not rise as high as Marsico Capital expects, or will fall.

      .Stock market risk - The value of the stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      .Technology and technology-related risk - The Master Portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      .Foreign investment risk - Because the Master Portfolio may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

      .Investing in the Master Portfolio - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

       The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

[Graphic]
   MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

   FOR INFORMATION ABOUT THE PERFORMANCE OF OTHER STOCK FUNDS MANAGED BY THOMAS MARSICO, SEE How the Funds are managed.



[Graphic]

     A LOOK AT THE FUND'S PERFORMANCE
     The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A Fund's past performance is no guarantee of how it will perform in the future.

     YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
     The bar chart shows you how the performance of the Fund's Primary A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                         [CHART]

     1998    1999     2000
     ----    ----     ----
     38.22%  52.48%  (15.23)%


          *Year-to-date return as of June 30, 2001:  -12.41%

     BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


                        Best: 4th quarter 1999:  35.30%
                        Worst: 3rd quarter 1998: -12.34%

[Graphic]
   THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.


     AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000
     The table shows the Fund's average annual total return for each period, compared with the S&P 500, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The S&P 500 is not available for investment.

                                                 Since
                                       1 year  inception*
                      Primary A Shares -15.23%   21.34%
                      S&P 500          -9.10%    12.26%

     *The inception date of Primary A Shares is December 31, 1997. The return for the index shown is from that date.

[Graphic]
   THERE ARE TWO KINDS OF FEES --SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

[Graphic]
   THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.



[Graphic]
     WHAT IT COSTS TO INVEST IN THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES                                       Primary A
(Fees paid directly from your investment)               Shares
  Maximum sales charge (load) imposed on purchases       none
  Maximum deferred sales charge (load)                   none

ANNUAL FUND OPERATING EXPENSES/1/
(Expenses that are deducted from the Fund's assets)/2/
  Management fees                                        0.75%
  Other expenses                                         0.35%
                                                         -----
  Total annual Fund operating expenses                   1.10%
                                                         =====

     /1The figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. /

     /2These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio. /

     EXAMPLE
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     This example assumes:

       .you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

       .you reinvest all dividends and distributions in the Fund

       .your investment has a 5% return each year

       .the Fund's operating expenses remain the same as shown in the table above

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year 3 years 5 years 10 years
Primary A Shares  $112   $350    $606    $1,340

[Graphic]
      Other important information

You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

  .Changing investment objectives and policies - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

  .Holding other kinds of investments - The Master Portfolio may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The portfolio managers can also choose not to invest in specific securities described in this prospectus and in the SAI.

  .Investment in Nations Money Market Funds - To seek to achieve a return on uninvested cash or for other reasons, the Master Portfolio may invest up to 25% of its assets in Nations Money Market Funds. BA Advisors and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Master Portfolio for services provided directly. BA Advisors may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Master Portfolio.

  .Foreign investment risk - Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulty selling some investments, which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If a Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

  .Investing defensively - The Master Portfolio may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Master Portfolio Fund may not achieve its investment objective while it is investing defensively.

  .Securities lending program - The Master Portfolio may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned.

      .Bank of America and its affiliates - Bank of America and its affiliates currently provide services to the Fund, including investment advisory, investment sub-advisory, co-administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

      .Portfolio turnover - A Master Portfolio that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Master Portfolio generally buys securities for capital appreciation, investment income, or both, and don't engage in short-term trading. You'll find the portfolio turnover rate for the Master Portfolio in Financial highlights.

[Graphic]
   BANC OF AMERICA ADVISORS, LLC

   ONE BANK OF AMERICA PLAZA CHARLOTTE, NORTH CAROLINA 28255


[Graphic]


      How the Fund is managed

INVESTMENT ADVISER
BA Advisors is the investment adviser to over 75 mutual fund portfolios in the Nations Funds Family, including the Fund described in this prospectus.

BA Advisors is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

Nations Funds pays BA Advisors an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BA Advisors uses part of this money to pay the investment sub-adviser for the services it provides to the Fund.

The following chart shows the maximum advisory fees BA Advisors can receive, along with the actual advisory fee it received during the Fund's last fiscal year:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS

                                             Maximum  Actual fee
                                             advisory  paid last
                                               fee    fiscal year
              Nations Marsico Growth Fund/1/  0.975%     0.75%

/1/The Fund does not have its own investment adviser because it invests in Nations Marsico Growth Master Portfolio. BA Advisors is the investment adviser to the Master Portfolio.

INVESTMENT SUB-ADVISERS
Nations Funds and BA Advisors engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. BA Advisors retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BA Advisors may at times recommend to the Fund's Board that the Fund:

  .change, add or terminate one or more sub-advisers;

  .continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  .materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Fund's Board has approved the proposed action and believes that the action is in shareholders' best interests. BA Advisors and Nations Funds have applied for relief from the SEC to permit the Fund to act on many of BA Advisors' recommendations with approval only by the Fund's Board and not by Fund shareholders. BA Advisors or a Fund will inform the Fund's shareholders of any actions taken in reliance on this relief. Until BA Advisors and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

[Graphic]
   MARSICO CAPITAL
   MANAGEMENT, LLC

   1200 17TH STREET
   SUITE 1300
   DENVER, COLORADO 80202



MARSICO CAPITAL MANAGEMENT, LLC
Marsico Capital is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Marsico Capital is a full service investment advisory firm founded by Thomas F. Marsico in September 1997. Marsico Capital currently has over $13 billion in assets under management.

Marsico Capital is the investment sub-adviser to Nations Marsico Growth Fund.

Thomas F. Marsico, Chairman and Chief Executive Officer of Marsico Capital, is the portfolio manager responsible for making the day-to-day investment decisions for Nations Marsico Growth Master Portfolio. Mr. Marsico was an executive vice president and portfolio manager at Janus Capital Corporation from 1988 until he formed Marsico Capital in September 1997. He has more than 20 years of experience as a securities analyst and portfolio manager.

PERFORMANCE OF OTHER STOCK FUNDS MANAGED BY THOMAS MARSICO
Nations Marsico Growth Fund has been in operation since December 31, 1997, so it has a relatively short performance history. The table below is designed to show you how similar stock funds managed by Thomas Marsico performed in the past.

The Janus Growth and Income Fund has an investment objective, policies and strategies that are substantially similar to Nations Marsico Growth Fund. Mr. Marsico managed the Janus Growth and Income Fund from its inception on May 31, 1991 through August 11, 1997. He had full discretionary authority for selecting investments for that fund, which had approximately $1.7 billion in net assets on August 11, 1997.

The table below shows the returns for the Janus Growth and Income Fund compared with the S&P 500 for the period ending August 7, 1997. The returns reflect deductions of fees and expenses, and assume all dividends and distributions have been reinvested.

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 7, 1997

                                              Janus Growth and
                                              Income Fund (%)  S&P 500 (%)
one year                                           47.77          46.41
three years                                        31.13          30.63
five years                                         21.16          20.98
during the period of Mr. Marsico's management
(May 31, 1991 to August 7, 1997)                   21.19          18.59

THIS INFORMATION IS DESIGNED TO SHOW THE HISTORICAL TRACK RECORD OF MR. MARSICO. IT DOES NOT INDICATE HOW THE FUND HAS PERFORMED OR WILL PERFORM IN THE FUTURE.

PERFORMANCE WILL VARY BASED ON MANY FACTORS, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND THE FUND'S EXPENSES.

[Graphic]
   STEPHENS INC.

   111 CENTER STREET
   LITTLE ROCK, ARKANSAS 72201

   THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO REFERRED TO AS A SELLING OR SERVICING AGENT. SELLING AND SERVICING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.

[Graphic]
   PFPC INC.

   400 BELLEVUE PARKWAY WILMINGTON, DELAWARE 19809


OTHER SERVICE PROVIDERS
The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

BA Advisors is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BA Advisors and Stephens a combined fee of 0.23% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.

PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------


[Graphic]
   WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A redemption.



[Graphic]
      Buying, selling and exchanging shares

This prospectus offers Primary A Shares of the Fund. Here are some general rules about this class of shares:

  .Primary A Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:

   .Bank of America and certain of its affiliates

   .certain other financial institutions and intermediaries, including financial planners and investment advisers

   .institutional investors

   .charitable foundations

   .endowments

   .other Funds in the Nations Funds Family

  .The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Primary A Shares.

  .There is no minimum amount for additional investments.

  .There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Primary A Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions, or you need help placing an order.

[Graphic]
   A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

   THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.


[Graphic]
   THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE FUND EVERY BUSINESS DAY.


HOW SHARES ARE PRICED
All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Fund at the end of each business day. First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

VALUING SECURITIES IN THE FUND
The value of the Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in the Fund. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair value. When the Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by the Fund could change on days when Fund shares may not be bought or sold.

HOW ORDERS ARE PROCESSED
Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[Graphic]
      BUYING SHARES

      Here are some general rules for buying shares:

       .You buy Primary A Shares at net asset value per share.

       .If we don't receive payment within three business days of receiving an order, we'll refuse the order. We'll return any payment received for orders that we refuse.

       .Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

       .Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

       .Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

[Graphic]
   YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.


[Graphic]
     SELLING SHARES

     Here are some general rules for selling shares:

       .We normally send the sale proceeds by Fedwire within three business days after Stephens, PFPC or their agents receive your order.

       .If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

       .Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

       .Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

       .We can delay payment of the sale proceeds for up to seven days.

       .Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

     We may sell your shares:

       .if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

       .if a financial institution or intermediary tells us to sell your shares under arrangements made with you

       .under certain other circumstances allowed under the 1940 Act

[Graphic]
     EXCHANGING SHARES

     You can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

     Here's how exchanges work:

       .You can exchange Primary A Shares of the Fund for Primary A Shares of any other Nations Fund. In some cases, the only Money Market Fund option is Trust Class Shares of Nations Reserves Money Market Funds.

       .The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

       .You may only make exchanges into a Fund that is legally sold in your state of residence.

       .You generally may only make an exchange into a Fund that is accepting investments.

       .We may limit the number of exchanges you can make within a specified period of time.

       .We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

[Graphic]
   THE POWER OF COMPOUNDING

   REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF THE FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

   PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.


[Graphic]

      Distributions and taxes

ABOUT DISTRIBUTIONS
A mutual fund can make money two ways:

  .It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  .A fund can also have capital gain if the value of its investments increases.
   If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any federal income tax. When the Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

The Fund distributes any net realized capital gain, at least once a year. The Fund declares and pays distributions of net investment income quarterly.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

[Graphic]
   THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

                                       [Graphic]


    FOR MORE INFORMATION ABOUT
    TAXES, PLEASE SEE THE SAI.


If you buy shares of the Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain. This distribution is also subject to tax. The Fund has built up, or has the potential to build up, high levels of unrealized capital gain.

HOW TAXES AFFECT YOUR INVESTMENT
Distributions that come from net investment income, net short-term capital gain and certain other items generally are taxable to you as ordinary income. A portion of such distributions to corporate shareholders may qualify for the dividends-received deduction.

Distributions that come from net long-term capital gain generally are taxable to you as long-term capital gain.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared to shareholders of record in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

WITHHOLDING TAX
We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts to be paid for in securities or other property and exchanges) if:

  .you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  .the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  .the IRS informs us that you're otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

TAXATION OF REDEMPTIONS AND EXCHANGES
Your redemptions (including redemptions paid in securities) and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[Graphic]
      Financial highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent accountants' report and Nations Funds financial statements are incorporated by reference into the SAI. Please see the back cover to find out how you can get a copy.

NATIONS MARSICO GROWTH FUND                     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                YEAR ENDED  YEAR ENDED YEAR ENDED PERIOD ENDED
PRIMARY A SHARES                                 03/31/01    03/31/00  03/31/99#   03/31/98*#
OPERATING PERFORMANCE:
Net asset value, beginning of period             $21.61       $14.91     $12.03     $10.00
Net investment income/(loss)                     (0.01)       (0.07)     0.00##      0.01
Net realized and unrealized gain/(loss) on
 investments                                     (6.53)        6.81       2.89       2.02
Net increase/(decrease) in net asset value from
 operations                                      (6.54)        6.74       2.89       2.03
DISTRIBUTIONS:
Distributions from net realized capital gains    (0.16)       (0.04)     (0.01)       --
Net asset value, end of period                   $14.91       $21.61     $14.91     $12.03
Total return++                                  (30.42)%      45.33%     24.05%     20.30%
=----------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $80,526      $113,028   $52,229     $2,517
Ratio of operating expenses to average
 net assets                                      1.10%       1.23%(a)   1.25%(a)   1.09%+(a)
Ratio of net investment income/(loss) to
 average net assets                             (0.03)%      (0.37)%     0.05%      0.38%+
Portfolio turnover rate                            --         55%(b)      150%        22%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                  1.10%       1.23%(a)   1.25%(a)   1.97%+(a)

                                 * Nations Marsico Growth Fund Primary A Shares commenced operations on December 31, 1997.
                                 + Annualized.
                                 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
                                 # Per share net investment income has been calculated using the monthly average shares method. ## Amount represents less than $0.01 per share.
                                 (a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/ or expense reimbursements, was less than 0.01%.
                                 (b) Amount represents results prior to
                                 conversion to a master-feeder structure.

[Graphic]
   THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.


[Graphic]

        Terms used in this prospectus

Amortized cost method - under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

Asset-backed security - a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

Bank obligation - a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

Capital gain or loss - the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

Cash equivalents - short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

Collateralized mortgage obligation (CMO) - a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

Commercial paper - a short-term corporate obligation. Commercial paper is typically considered a money market instrument.

Common stock - a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

Crossing networks - an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB Convertible Securities Index - a widely-used unmanaged index that measures the performance of convertible securities. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Debt security - a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

Derivatives - A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity-and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

Diversified - A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

Duration - a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

Equity security - an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

First-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

Fixed income security - an intermediate to long-term debt security that matures in more than one year.

Foreign security - a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principle place of business, the source of its revenues or other factors.

Forward foreign currency contracts - a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

Forward purchase agreement - a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

Futures contract - a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as S&P and Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

High yield debt security - debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

Interest rate swap - an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

Lehman Aggregate Bond Index - an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Lehman Government/Corporate Bond Index - an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

Mortgage-backed security or Mortgage-related security - a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE Index - Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged, capitalization-weighted index. The index reflects the relative size of each market consisting of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investment. It is not available for investment.

MSCI World Index - Morgan Stanley Capital International World Index is an unmanaged index consisting of securities listed on exchanges in the major European and Asian countries, Australia and the U.S. and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing. It is not available for investment.

Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

Non-diversified - a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO - A nationally recognized statistical rating organization, such as S&P or Moody's.

Options - An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

Pre-refunded bond - a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

Private placement - a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

Real Estate Investment Trust (REIT) - a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

Repurchase agreement - a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return. Repurchase agreements are popular because they provide low-risk returns and can allow a fund to remain fully invested.

Reverse repurchase agreement - a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

Russell 1000 Index - an unmanaged index comprised of the 1000 largest stocks in the Russell 3000 Index. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Growth Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with high price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 1000 Value Index - an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the Russell 1000 Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Index - an unmanaged index of 2,000 of the smallest stocks representing approximately 11% of the U.S. equity market. The index is weighted by market capitalization, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 2000 Growth Index - an unmanaged index comprised of securities in the Russell 2000 Index, which is a measure of small company performance, with a greater than average growth orientation. Companies in the Russell 2000 Growth Index tend to exhibit higher price-to-book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Russell 3000 Growth Index - an unmanaged index comprised of securities in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, with a greater than average growth orientation. Companies in the Russell 3000 Growth Index tend to exhibit higher price to book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500/1 /- Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/BARRA Value Index/1 /- an unmanaged index of a subset of stocks from the S&P 500 that have low price-to-book ratios relative to the S&P 500 as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P/IFC Investables Index - an unmanaged index that tracks more than 1,400 stocks in 25 emerging markets in Asia, Latin America, Eastern Europe, Africa and the Middle East. The index is weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P MidCap 400/1 /- an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry representation. The index is weighted by market value, and is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SmallCap 600/1 /- Standard & Poor's SmallCap 600 Index, an unmanaged index of 600 common stocks, weighted by market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SuperComposite 1500/1 /- an unmanaged index created by Standard & Poors combining the companies represented in three other indices -- the S&P 500, MidCap 400, and SmallCap 600. The index represents 87% of the total capitalization of U.S. equity markets. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Second-tier security - under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

Settlement date - the date on which an order is settled either by payment or delivery of securities.

Total return swap - an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

Zero-coupon bond - a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

/1/ S&P and BARRA have not reviewed any stock included in the S&P
    SuperComposite 1500, S&P 500, S&P SmallCap 600, S&P MidCap 400 Index or BARRA Value Index for its investment merit. S&P and BARRA determine and calculate their indices independently of the Funds and are not a sponsor or affiliate of the Funds. S&P and BARRA give no information and make no statements about the suitability of investing in the Funds or the ability of their indices to track stock market performance. S&P and BARRA make no guarantees about the indices, any data included in them and the suitability of the indices or their data for any purpose. "Standard and Poor's," "S&P 500" and "S&P 600" are trademarks of The McGraw-Hill Companies, Inc.

   SEC file number:
   Nations Funds Trust, 811-09645

   [        ]


[Graphic]
      Where to find more information

You'll find more information about Nations Marsico Growth Fund in the following documents:

     ANNUAL AND SEMI-ANNUAL REPORTS

     The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

[Graphic]


     STATEMENT OF ADDITIONAL INFORMATION
     The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

     You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Nations Funds:

     By telephone: 1.800.321.7854

     By mail:
     Nations Funds
     c/o Stephens Inc.
     One Bank of America Plaza
     33rd Floor
     Charlotte, NC 28255

     On the Internet: www.nations-funds.com

     Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

[LOGO] Nations Funds

                               NATIONS FUNDS TRUST

                            ONE BANK OF AMERICA PLAZA
                                   33rd Floor
                               Charlotte, NC 28255
                                 1-800-626-2275

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23. Exhibits

All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645)

----------------------------------------------------------------------------------------------------
Exhibit Letter     Description
----------------------------------------------------------------------------------------------------
(a)              Articles of Incorporation:

(a)(1)           Certificate of Trust dated October 22, 1999, incorporated by reference to
                 Post-Effective Amendment No. 1, filed February 10, 2000.

(a)(2)           Amended and Restated Declaration of Trust last amended February 22, 2001, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.

----------------------------------------------------------------------------------------------------
(b)              Bylaws:

                 Not Applicable

----------------------------------------------------------------------------------------------------
(c)              Instruments Defining Rights of Securities Holders:

                 Not Applicable

----------------------------------------------------------------------------------------------------
(d)              Investment Advisory Contracts:

(d)(1)           Investment Advisory Agreement between Banc of America Advisors, LLC
                 (formerly Banc of America Advisors, Inc.)("BA Advisors") and Nations Funds Trust
                 ("Registrant") dated March 30, 2000, Schedule I dated February 15, 2002, filed herewith.

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Exhibit Letter     Description
----------------------------------------------------------------------------------------------------
(d)(2)           Form of Investment Advisory Agreement between BA Advisors and the Registrant, incorporated by reference to Post-Effective Amendment No. 18, filed February 19,
                 2002.

(d)(3)           Investment Sub-Advisory Agreement among BA Advisors, Banc of America Capital
                 Management, LLC (formerly Banc of America Capital Management, Inc.) ("BACAP")
                 and the Registrant dated March 30, 2000, Schedule I dated February 15, 2002, filed herewith.

(d)(4)           Form of Investment Sub-Advisory Agreement among BA Advisors, BACAP and the
                 Registrant, incorporated by reference to Post-Effective Amendment No. 18, filed
                 February 19, 2002.

(d)(5)           Investment Sub-Advisory Agreement among BA Advisors, Brandes Investment Partners,
                 L.P. ("Brandes") and the Registrant dated April 9, 2001, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.

(d)(6)           Interim Sub-Advisory Agreement among BA Advisors, BACAP and the Registrant dated
                 January 1, 2002, incorporated by reference to Post-Effective amendment No. 16, filed December 28, 2001.

(d)(7)           Form of Investment Sub-Advisory Agreement among BA Advisors, Banc of America
                 Securities LLC ("BAS") and the Registrant, incorporated by reference to
                 Post-Effective Amendment No. 18, filed February 19, 2002.

----------------------------------------------------------------------------------------------------
(e)              Underwriting Contract:

(e)(1)           Distribution Agreement between the Registrant and Stephens Inc. ("Stephens") dated
                 February 14, 2000, Schedule I dated February 15, 2002, filed herewith.

(e)(2)           Form of Distribution Agreement between the Registrant and Stephens, incorporated by reference to Post-Effective Amendment No. 18, filed February 19, 2002.

----------------------------------------------------------------------------------------------------
(f)              Bonus or Profit Sharing Contracts:

(f)(1)           Deferred Compensation Plan, incorporated by reference to Post-Effective Amendment
                 No. 1, filed February 10, 2000.

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Exhibit Letter     Description
----------------------------------------------------------------------------------------------------
(g)              Custodian Agreements:

(g)(1)           Amended and Restated Custody Agreement between the
                 Registrant and The Bank of New York ("BNY") dated July 2,
                 2001, Schedule I dated February 15, 2002, filed herewith.

(g)(2)           Form of Amended and Restated Custody Agreement between the Registrant and BNY, incorporated by reference to Post-Effective Amendment No. 18, filed February 19,
                 2002.

(g)(3)           Custody Agreement between the Registrant and Bank of America, N.A. on behalf of the
                 LifeGoal Portfolios dated June 8, 2001, incorporated by reference to Post-Effective
                 Amendment No. 11, filed July 31, 2001.

----------------------------------------------------------------------------------------------------
(h)              Other Material Contracts:

(h)(1)           Co-Administration Agreement among the Registrant, Stephens and BA Advisors dated February 14, 2000, Schedule I dated February 15, 2002, filed herewith.

(h)(2)           Form of Co-Administration Agreement among the Registrant, Stephens and BA Advisors, incorporated by reference to Post-Effective Amendment No. 18, filed February 19,
                 2002.

(h)(3)           Sub-Administration Agreement among the Registrant, BNY and BA Advisors dated
                 February 14, 2000, Schedule I dated February 15, 2002, filed herewith.

(h)(4)           Form of Sub-Administration Agreement among the Registrant, BNY and BA Advisors, incorporated by reference to Post-Effective Amendment No. 18, filed February 19,
                 2002.

(h)(5)           Shareholder Servicing Plan relating to Investor B Shares,
                 Exhibit I amended February 15, 2002, filed herewith.

(h)(6)           Form of Shareholder Servicing Plan relating to Investor B Shares, incorporated by reference to Post-Effective Amendment No. 18, filed February 19, 2002.

(h)(7)           Shareholder Servicing Plan relating to Investor C Shares,
                 Exhibit I amended February 15, 2002, filed herewith.

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Exhibit Letter     Description
----------------------------------------------------------------------------------------------------
(h)(8)           Form of Shareholder Servicing Plan relating to Investor C Shares, incorporated by reference to Post-Effective Amendment No. 18, filed February 19, 2002.

(h)(9)           Shareholder Servicing Plan relating to Adviser Class Shares, filed herewith.

(h)(10)          Shareholder Servicing Plan relating to Daily Class Shares, filed herewith

(h)(11)          Shareholder Servicing Plan relating to Investor Class Shares, filed herewith.

(h)(12)          Shareholder Servicing Plan relating to Liquidity Class Shares, filed herewith

(h)(13)          Shareholder Servicing Plan relating to Market Class Shares, filed herewith.

(h)(14)          Shareholder Servicing Plan relating to Service Class Shares, filed herewith.

(h)(15)          Shareholder Administration Plan relating to Investor B and Investor C Shares, filed herewith.

(h)(16)          Shareholder Administration Plan relating to Institutional Class Shares, filed herewith.

(h)(17)          Shareholder Administration Plan relating to Trust Class Shares, filed herewith.

(h)(18)          Transfer Agency and Services Agreement between PFPC Inc. (formerly First Data
                 Investor Services Group, Inc.) ("PFPC") and the Nations
                 Funds family dated June 1, 1995, Schedule G dated
                 February 15, 2002, filed herewith.

(h)(19)          Adoption Agreement and Amendment to Transfer Agency and Services Agreement dated
                 February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(h)(20)          Amendment to Transfer Agency and Services Agreement dated January 1, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10,
                 2000.


----------------------------------------------------------------------------------------------------
Exhibit Letter     Description
----------------------------------------------------------------------------------------------------
(h)(21)          Form of Amended and Restated Transfer Agency and Services Agreement between PFPC and the Registrant, incorporated by reference to Post-Effective Amendment No. 18, filed February 19, 2002.

(h)(22)          Sub-Transfer Agency Agreement between PFPC and Bank of America, N.A.
                 ("Bank of America") dated September 11, 1995, Schedule A dated February 15, 2002, filed herewith.

(h)(23)          Amendment No. 1 to the Sub-Transfer Agency and Services Agreement dated January 3,
                 2000, incorporated by reference to Post-Effective Amendment No. 6, filed December
                 27, 2000.

(h)(24)          Amendment No. 2 to the Sub-Transfer Agency and Services Agreement dated December 1,
                 2000, incorporated by reference to Post-Effective Amendment No. 6, filed December
                 27, 2000.

(h)(25)          Form of Amended and Restated Sub-Transfer Agency and Services Agreement between
                 PFPC and Bank of America, incorporated by reference to Post-Effective Amendment No.
                 18, filed February 19, 2002.

(h)(26)          Amended and Restated Foreign Custody Manager Agreement between BNY and the
                 Nations Funds family dated July 2, 2001, Appendix dated February 15, 2002, filed herewith.

(h)(27)          Form of Amended and Restated Foreign Custody Manager Agreement between BNY and the
                 Registrant, incorporated by reference to Post-Effective Amendment No. 18, filed
                 February 19, 2002.

(h)(28)          Cross Indemnification Agreement among Nations Fund Trust, Nations Fund, Inc.,
                 Nations Reserves, Nations Master Investment Trust and the Registrant dated
                 February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

----------------------------------------------------------------------------------------------------
(i)              Legal Opinion

(i)(1)           Opinion and Consent of Counsel, filed herewith.

----------------------------------------------------------------------------------------------------
(j)              Other Opinions

                 Not Applicable

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Exhibit Letter     Description
----------------------------------------------------------------------------------------------------
(k)              Omitted Financial Statements

                 Not Applicable

----------------------------------------------------------------------------------------------------
(l)              Initial Capital Agreements:

(l)(1)           Investment Letter, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

----------------------------------------------------------------------------------------------------
(m)              Rule 12b-1 Plans:

(m)(1)           Shareholder Administration Plan relating to Primary B Shares, incorporated by reference to Post-Effective Amendment No. 11,
                 filed July 31, 2001.

(m)(2)           Shareholder Servicing and Distribution Plan relating to Investor A Shares,
                 Exhibit A amended November 19, 2001, incorporated by reference to Post-Effective amendment No.16, filed December 28, 2001.

(m)(3)           Form of Shareholder Servicing and Distribution Plan relating to Investor A Shares, incorporated by reference to Post-Effective Amendment No. 18, filed February 19,
                 2002

(m)(4)           Distribution Plan relating to Investor B Shares, Exhibit
                 A amended February 15, 2002, filed herewith.

(m)(5)           Form of Distribution Plan relating to Investor B Shares, incorporated by reference to Post-Effective Amendment No. 18, filed February 19, 2002

(m)(6)           Distribution Plan relating to Investor C Shares, Exhibit
                 A amended February 15, 2002, filed herewith.

(m)(7)           Form of Distribution Plan relating to Investor C Shares, incorporated by reference to Post-Effective Amendment No. 18, filed February 19, 2002

(m)(8)           Distribution Plan relating to Daily Class Shares, filed herewith.

(m)(9)           Distribution Plan relating to Investor Class Shares, filed herewith.

(m)(10)          Distribution Plan relating to Liquidity Class Shares, filed herewith.

(m)(11)          Distribution Plan relating to Market Class Shares, filed herewith.

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Exhibit Letter     Description
----------------------------------------------------------------------------------------------------
(m)(12)          Distribution Plan relating to Service Class Shares, filed herewith.

----------------------------------------------------------------------------------------------------
(n)              Financial Data Schedule:

                 Not Applicable.

----------------------------------------------------------------------------------------------------
(o)              Rule 18f-3 Plan:

(o)(1)           Rule18f-3 Multi-Class Plan, last amended February 15, 2002, filed herewith.

(o)(2)           Form of  Rule18f-3 Multi-Class Plan, incorporated reference to Post-Effective
                 Amendment No. 18, filed February 19, 2002.

----------------------------------------------------------------------------------------------------
(p)              Codes of Ethics:

(p)(1)           Nations Funds Family Code of Ethics, incorporated by reference to Post-Effective
                 Amendment No. 5, filed October 13, 2000.

(p)(2)           BA Advisors Code of Ethics, incorporated by reference to Post-Effective Amendment
                 No. 5, filed October 13, 2000.

(p)(3)           BACAP Code of Ethics, incorporated by reference to Post-Effective Amendment No. 5, filed October 13, 2000.

(p)(3)           Brandes Code of Ethics, incorporated by reference to Post-Effective Amendment No.
                 9, filed April 9, 2001.

(p)(4)           Stephens Code of Ethics, incorporated by reference to Post-Effective Amendment No.
                 5, filed October 13, 2000.

(p)(5)           BAS Code of Ethics, to be filed by amendment.

----------------------------------------------------------------------------------------------------
(q)              Powers of Attorney for Edmund L. Benson, Charles B. Walker, A. Max Walker,
                 Thomas S. Word, Jr., William H. Grigg, James Ermer, Thomas F. Keller, Carl E.
                 Mundy, Jr., James B. Sommers, Cornelius J. Pings and William P. Carmichael,
                 incorporated by reference to Post-Effective Amendment No. 2, filed May 5, 2000.

----------------------------------------------------------------------------------------------------

ITEM 24. Persons Controlled by of Under Common Control with the Fund

     No person is controlled by or under common control with the Registrant.

ITEM 25. Indemnification

     Article VII of the Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agents is provided for, respectively, in the Registrant's:

          1.   Co-Administration Agreement with Stephens and BA Advisors;

          2.   Sub-Administration Agreement with BNY and BA Advisors;

          3.   Distribution Agreement with Stephens;

          4.   Custody Agreement with BNY;

          5.   Custody Agreement with Bank of America, N.A.;

          6.   Transfer Agency and Services Agreement with PFPC; and

          7. Sub-Transfer Agency and Services Agreement with PFPC and Bank of America.

     The Registrant has entered into a Cross Indemnification Agreement with Nations Fund Trust (the "Trust") Nations Fund, Inc. (the "Company"), Nations Reserves ("Reserves") and Nations Master Investment Trust ("Master Trust") dated February 14, 2000. The Trust, the Company, Reserves and/or Master Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Trust, the Company, Reserves and/or Master Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that the Trust, the Company, Reserves and/or Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust, the Company, Reserves and/or Master Trust by the Registrant expressly for use in the Offering Documents.

     Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

     The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any act, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 26. Business and Other Connections of the Investment Adviser

     To the knowledge of the Registrant, none of the directors or officers of BA Advisors, the adviser to the Registrant's portfolios, or BACAP, Brandes or BAS, the investment sub-advisers, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BA Advisors, BACAP, Brandes or BAS, respectively, or other subsidiaries of Bank of America Corporation.

     (a) BA Advisors performs investment advisory services for the Registrant and certain other customers. BA Advisors is a wholly-owned subsidiary of Bank of America, which in turn is a wholly-owned banking subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by BA Advisors with the SEC pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") (file no. 801-49874).

     (b) BACAP performs investment sub-advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

     (c) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (file no. 801-24986).

     (d) BAS performs investment sub-advisory services for the Registrant and certain other customers. BAS is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BAS with the SEC pursuant to the Advisers Act (file no. 801-4997).

ITEM 27. Principal Underwriters

     (a) Stephens, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Separate Account Trust, Wells Fargo Funds Trust, Wells Fargo Variable Trust, Barclays Global Investors Funds, Inc., and is the exclusive placement agent for Wells Fargo Core Trust, Nations Master Investment Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc., Nations Balanced Target Maturity Fund, Inc., and Hatteras Income Securities, Inc., closed-end management investment companies.

     (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens with the SEC pursuant to the 1940 Act (file No. 501-15510).

     (c) Not applicable.

ITEM 28. Location of Accounts and Records

     (1) BA Advisors, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment adviser and co-administrator).

     (2) BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

     (3) Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-adviser).

     (4) Stephens, 111 Center Street, Little Rock, AR 72201 (records relating to its function as distributor and co-administrator).

     (5) PFPC, 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

     (6) BNY, 100 Church Street, New York, NY 10286 (records relating to its function as custodian and sub-administrator).

     (7) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent).

     (8) BAS, 101 North Tryon Street, Charlotte, NC 28255, Charlotte, NC 28255 (records relating to its function as sub-adviser).

ITEM 29. Management Services

     Not Applicable0

ITEM 30. Undertakings

     Not Applicable

                                   SIGNATURES
                                   ----------
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 8th day of March, 2002.

                                     NATIONS FUNDS TRUST


                                     By:              *
                                        ----------------------------------------
                                            A. Max Walker
                                            President and Chairman
                                            of the Board of Trustees


                                     By:/s/ Richard H. Blank, Jr.
                                        ----------------------------------------
                                            Richard H. Blank, Jr.
                                            *Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                         TITLE                       DATE
          ----------                         -----                       ----


               *                    President and Chairman      March 8, 2002
-----------------------------
(A. Max Walker)                    of the Board of Trustees
                                 (Principal Executive Officer)

/s/  Richard H. Blank, Jr.          Treasurer and Secretary     March 8, 2002
-----------------------------
(Richard H. Blank, Jr.)            (Principal Financial and
                                      Accounting Officer)

               *                            Trustee             March 8, 2002
-----------------------------
(Edmund L. Benson, III)


               *                            Trustee             March 8, 2002
-----------------------------
(William P. Carmichael)


               *                            Trustee             March 8, 2002
-----------------------------
(James Ermer)


               *                            Trustee             March 8, 2002
-----------------------------
(William H. Grigg)


               *                            Trustee             March 8, 2002
-----------------------------
(Thomas F. Keller)


               *                            Trustee             March 8, 2002
-----------------------------
(Carl E. Mundy, Jr.)


               *                            Trustee             March 8, 2002
-----------------------------
(Cornelius J. Pings)

               *                            Trustee             March 8, 2002
-----------------------------
(Charles B. Walker)


               *                            Trustee             March 8, 2002
-----------------------------
(Thomas S. Word)


               *                            Trustee             March 8, 2002
-----------------------------
(James B. Sommers)


/s/ Richard H. Blank, Jr.
-----------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                                  EXHIBIT INDEX
                                  -------------

                               Nations Funds Trust

                               File No. 333-89661

Exhibit Number        Description
--------------        -----------
EX.-99.23(d)(1)       Investment Advisory Agreement between NFST and BA
                      Advisors

EX.-99.23(d)(3)       Investment Sub-Advisory Agreement between NFST, BA
                      Advisors and BACAP

EX.-99.23(e)(1)       Distribution Agreement between NFST and Stephens

EX.-99.23(g)(1)       Amended and Restated Custody Agreement between NFST and
                      BNY

EX.-99.23(h)(1)       Co-Administration Agreement between NFST, Stephens and
                      BA Advisors

EX.-99.23(h)(3)       Sub-Administration Agreement between NFST, BNY and BA
                      Advisors

EX.-99.23(h)(5)       Shareholder Servicing Plan relating to Investor B Shares

EX.-99.23(h)(7)       Shareholder Servicing Plan relating to Investor C Shares

EX.-99.23(h)(9)       Shareholder Servicing Plan relating to Adviser Class
                      Shares

EX.-99.23(h)(10)      Shareholder Servicing Plan relating to Daily Class
                      Shares

EX.-99.23(h)(11)      Shareholder Servicing Plan relating to Investor Class
                      Shares

EX.-99.23(h)(12)      Shareholder Servicing Plan relating to Liquidity Class
                      Shares

EX.-99.23(h)(13)      Shareholder Servicing Plan relating to Market Class
                      Shares

EX.-99.23(h)(14)      Shareholder Servicing Plan relating to Service Class
                      Shares

EX.-99.23(h)(15)      Shareholder Administration Plan relating to Investor B
                      and Investor C Shares

EX.-99.23(h)(16)      Shareholder Administration Plan relating to
                      Institutional Class Shares

EX.-99.23(h)(17)      Shareholder Administration Plan relating to Trust Class
                      Shares

EX.-99.23(h)(18)      Transfer Agency and Services Agreement between PFPC
                      Inc. and the Nations Funds Family

EX.-99.23(h)(22)      Sub-Transfer Agency Agreement PFPC and Bank of America

EX.-99.23(h)(26)      Amended and Restated Foreign Custody Manager Agreement
                      between BNY and the Nations Funds Family

EX.-99.23(i)(1)       Opinion and Consent of Counsel

EX.-99.23(m)(4)       Distribution Plan relating to Investor B Shares

EX.-99.23(m)(6)       Distribution Plan relating to Investor C Shares

EX.-99.23(m)(8)       Distribution Plan relating to Daily Class Shares

EX.-99.23(m)(9)       Distribution Plan relating to Investor Class Shares

EX.-99.23(m)(10)      Distribution Plan relating to Liquidity Class Shares

EX.-99.23(m)(11)      Distribution Plan relating to Market Class Shares

EX.-99.23(o)(1)       Rule 18f-3 Multi-Class Plan